SCHEDULE OF BANK LOANS (Details) (Paranthetical) - USD ($)		Oct. 14, 2022	Jul. 30, 2022	Jan. 06, 2022	Sep. 16, 2021	Jul. 07, 2021	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans							$ 332,309	$ 47,054
Long-term bank loan	[1]						218,722	414,072
Bank Of Jiangsu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[2]						43,496	47,054
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[3]						$ 288,813
Loan Agreement [Member] | Bank Of Jiangsu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans			$ 43,496			$ 47,054
Long-term bank loan			Jul. 30, 2023			Jul. 07, 2022
Interest rate			7.134%			7.1775%
Loan Agreement [Member] | Shenzhen Qianhai Weizhong Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term bank loan					Sep. 16, 2023
Interest rate					8.46%
Long-term bank loan					$ 414,072
Loan Agreement [Member] | China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term bank loan		Oct. 14, 2023		Jan. 06, 2023
Interest rate		3.90%		4.0525%
Long-term bank loan		$ 71,768		$ 217,045

[1]	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr.Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen.
[2]	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum.
[3]	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.